Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets
The detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2023, 2022, and 2021 is as follows:

EUR million
	Estimated useful life	31/12/2022	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2023
Cost		12,502	2,197	176	—	(230)	128	14,773
Brand names		33	—	8		(2)	1	40
IT developments	3-10 years	10,721	2,197	18		(196)	127	12,867
Other		1,748	—	150		(32)	—	1,866
Accumulated amortisation		(7,554)	—	5	(1,429)	209	(82)	(8,851)
Development		(6,866)	—	—	(1,294)	177	(95)	(8,078)
Other		(688)	—	5	(135)	32	13	(773)
Impairment losses		(44)	—	—	(53)	21	8	(68)
Of which addition		—	—	—	(53)	—	—	—
Liberation		—	—	—	—	—	—	—
		4,904	2,197	181	(1,482)	—	54	5,854

EUR million
	Estimated useful life	31/12/2021	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2022
Cost		10,712	1,757	381	—	(511)	163	12,502
Brand names		4	—	27		—	2	33
IT developments	3-10 years	9,189	1,748	153		(497)	128	10,721
Other		1,519	9	201		(14)	33	1,748
Accumulated amortisation		(6,707)	—	—	(1,151)	412	(108)	(7,554)
Development		(6,149)	—	—	(1,024)	403	(96)	(6,866)
Other		(558)	—	—	(127)	9	(12)	(688)
Impairment losses		(134)	—	—	(75)	99	66	(44)
Of which addition		—	—	—	(75)	—	—	—
Liberation		—	—	—	—	—	—	—
		3,871	1,757	381	(1,226)	—	121	4,904

EUR million
	Estimated useful life	31/12/2020	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2021
Cost		9,376	1,409	5	—	(293)	215	10,712
Brand names		37	—	—		(34)	1	4
IT developments	3-10 years	7,900	1,325	4		(212)	172	9,189
Other		1,439	84	1		(47)	42	1,519
Accumulated amortisation		(5,809)	—	(2)	(1,013)	232	(115)	(6,707)
Development		(5,307)	—	(1)	(922)	178	(97)	(6,149)
Other		(502)	—	(1)	(91)	54	(18)	(558)
Impairment losses		(130)	—	—	(65)	61	—	(134)
Of which addition		—	—	—	(65)	—	—	—
Liberation		—	—	—	—	—	—	—
		3,437	1,409	3	(1,078)	—	100	3,871